Disposition of renewable energy business	6 Months Ended
Jun. 30, 2026
Discontinued Operations and Disposal Groups [Abstract]
Disposition of renewable energy business	Disposition of renewable energy business
On January 8, 2025, the Company completed the Renewables Sale for proceeds of $2,092.8 million after subtracting taxes, transaction fees and other preliminary closing adjustments, including an adjustment for estimated remaining completion costs for in-construction assets.
The Company continues to incur certain closing and transition-related costs associated with the transaction.
The following table presents the results of the discontinued operations, which are included in earnings from discontinued operations, net of tax in AQN's unaudited interim condensed consolidated statements of operations:

	Three months ended June 30,		Six months ended June 30,
(millions of U.S. dollars)	2026	2025	2026	2025
Revenue
Non-regulated energy sales	$—	$—	$—	$7.4
	—	—	—	7.4
Operating expenses	—	—	—	8.7
	—	—	—	8.7
Loss from discontinued operations	—	—	—	(1.3)
Income from long-term investments	—	—	—	8.1
Loss on disposition	—	—	—	(0.8)
Other net losses	(3.9)	(3.9)	(3.4)	(7.0)
Loss before income taxes	(3.9)	(3.9)	(3.4)	(1.0)
Income tax recovery	—	10.6	—	9.1
Net earnings (loss) from discontinued operations attributable to AQN	$(3.9)	$6.7	$(3.4)	$8.1